UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                           Washington, D.C.  20549

	                                          FORM 13F

	                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number :
This Amendment (Check only one.)  [ ] is a restatement.
	                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bryn Mawr International, Inc.
Address:	354 West Lancaster Ave.
		Suite 224
		Haverford, PA  19041

13F File Number:	to be issued by SEC
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:			David J. Martin
Title:			Vice President and Corporate Secretary
Phone:			610-645-6020
Signature, Place and Date of Signing:

		David J. Martin	  Haverford, PA   	5//2000

Report Type (Check only one.):

[X]			13F HOLDINGS REPORT.

[ ]			13F NOTICE.

[ ]			13F COMBINATION REPORT.


List of Other Managers Reporting to this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:				1

Form 13F Information Table Entry Total:				59

Form 13F Information Table Value Total:				$134,277


List of Other Included Managers:

No.		13F File Number			Name
00

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1ST SOURCE CORP                                 336901103     1427    72965 SH       SOLE                    72965
ALLSTATE CORP                                   020002101     2907   122077 SH       SOLE                   122077
AMBAC FINL GROUP INC                            023139108      789    15656 SH       SOLE                    15656
AMERICAN GENERAL CORP                           026351106      879    15656 SH       SOLE                    15656
AMSOUTH BANCORPORATION                          032165102      642    43008 SH       SOLE                    43008
ASSOCIATES FIRST CAP CORP                       046008108     4027   188384 SH       SOLE                   188384
ASTORIA FINL CORP                               046265104     1169    41215 SH       SOLE                    41215
BEAR STEARNS COS INC                            073902108     4066    89113 SH       SOLE                    89113
CENTURA BKS INC                                 15640T100     2581    56328 SH       SOLE                    56328
CIGNA CORP                                      125509109     1074    14178 SH       SOLE                    14178
CIT GROUP INC                                   125577106     1916    98267 SH       SOLE                    98267
CITIZENS BKG CORP MICH                          174420109     1462    74998 SH       SOLE                    74998
COMERICA INC                                    200340107     3369    80453 SH       SOLE                    80453
COMMERCIAL FEDERAL CORPORATION                  201647104     1373    82563 SH       SOLE                    82563
DIME CMNTY BANCSHARES                           253922108     1772   112032 SH       SOLE                   112032
DONALDSON LUFKIN & JENRETTE NW                  257661108     1329    25675 SH       SOLE                    25675
FEDERAL HOME LN MTG CORP                        313400301      245     5537 SH       SOLE                     5537
FIRST CTZNS BANKSHARES INC NC                   31946M103      421     7451 SH       SOLE                     7451
FIRST SEC CORP DEL                              336294103     1859   154908 SH       SOLE                   154908
FIRSTMERIT CORP                                 337915102      210    11371 SH       SOLE                    11371
GOLDEN ST BANCORP INC                           381197102     1596   106820 SH       SOLE                   106820
GREENPOINT FINL CORP                            395384100     3741   190642 SH       SOLE                   190642
HANCOCK HLDG CO                                 410120109      294     9525 SH       SOLE                     9525
KEYCORP NEW                                     493267108     2823   148567 SH       SOLE                   148567
KLAMATH FIRST BANCORP INC                       49842P103      732    69749 SH       SOLE                    69749
LAWRENCE SVGS BK MASS NEW                       520341108      236    33729 SH       SOLE                    33729
LINCOLN NATL CORP IND                           534187109     2884    86087 SH       SOLE                    86087
MARSHALL & ILSLEY CORP                          571834100     3773    65332 SH       SOLE                    65332
MBNA CORP                                       55262L100     2696   105717 SH       SOLE                   105717
MELLON FINL CORP                                58551A108     7523   252883 SH       SOLE                   252883
MORGAN J P & CO INC                             616880100    11559    87737 SH       SOLE                    87737
MURPHY OIL CORP                                 626717102      348     6035 SH       SOLE                     6035
NATIONAL CITY CORP                              635405103     1935    93807 SH       SOLE                    93807
NATIONAL COMM BANCORP                           635449101      359    19385 SH       SOLE                    19385
NBT BANCORP INC                                 628778102      301    20731 SH       SOLE                    20731
PAINE WEBBER GROUP INC                          695629105      859    19512 SH       SOLE                    19512
PEOPLES BK BRIDEPORT CONN                       710198102     1494    71339 SH       SOLE                    71339
PNC BK CORP                                     693475105    11725   260184 SH       SOLE                   260184
QUEENS CNTY BANCORP INC                         748242104     1760    97460 SH       SOLE                    97460
RAYMOND JAMES FINANCIAL INC                     754730109      782    37710 SH       SOLE                    37710
REGIONS FINL CORP                               758940100      397    17386 SH       SOLE                    17386
RELIASTAR FINL CORP                             75952U103     1180    34829 SH       SOLE                    34829
REPUBLIC BANCORP INC                            760282103      323    34542 SH       SOLE                    34542
S & T BANCORP INC                               783859101      242    14104 SH       SOLE                    14104
SAFECO CORP                                     786429100      569    21423 SH       SOLE                    21423
SKY FINL GROUP INC                              83080P103      915    56317 SH       SOLE                    56317
SOUTHTRUST CORP                                 844730101     2590   101834 SH       SOLE                   101834
ST FRANCIS CAP CORP                             789374105     2024   144548 SH       SOLE                   144548
SUMMIT BANCORP                                  866005101    13658   520311 SH       SOLE                   520311
SUSQUEHANNA BANCSHARES INC PA                   869099101      284    20566 SH       SOLE                    20566
SYNOVUS FINL CORP                               87161C105     3581   189716 SH       SOLE                   189716
TORCHMARK CORP                                  891027104     2086    90213 SH       SOLE                    90213
UNIONBANCAL CORPORATION                         908906100      276    10015 SH       SOLE                    10015
UNITED ASSET MGMT CORP                          909420101      642    37066 SH       SOLE                    37066
US BANCORP DEL                                  902973106    12267   560771 SH       SOLE                   560771
USX MARATHON GROUP                              902905827      232     8899 SH       SOLE                     8899
WEST COAST BANCORP ORE NEW                      952145100      228    23228 SH       SOLE                    23228
WILMINGTON TRUST CORP                           971807102      253     5209 SH       SOLE                     5209
XL CAP LTD                                      G98255105     1597    28839 SH       SOLE                    28839